Net income per common share (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Earnings Per Share Basic And Diluted Table Text Block

(In thousands, except per share information)	2013	2012	2011
Net income	$599,327	$245,275	$151,325
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net income (loss) applicable to common stock	$595,604	$241,552	$147,602
Average common shares outstanding	102,693,685	102,429,755	102,179,393
Average potential dilutive common shares	367,790	223,855	110,103
Average common shares outstanding - assuming dilution	103,061,475	102,653,610	102,289,496
Basic EPS	$5.80	$2.36	$1.44
Dilutive EPS	$5.78	$2.35	$1.44